Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Amortization and depreciation					$ 126,600	$ 124,155	$ 248,510	$ 15,862
Cost of revenue (exclusive of amortization and depreciation shown separately below)	$ 89,939		$ 28,576		216,011	68,351	193,876	56,338
Total operating expense	1,106,073		445,641		4,175,637	916,484	10,618,583	2,981,291
General and administration	199,459		76,886		339,927	151,678	322,860	256,686
Loss from Operations	(907,404)		(417,286)		(3,543,950)	(832,534)	(10,097,938)	(2,918,559)
Management compensation							180,000	2,100,000
Professional fees- related party	65,210		84,365		1,533,614	156,835	8,899,596	188,036
Professional fees	441,530		165,518		1,602,109	375,647	625,452	282,875
Net loss	(907,404)	$ (3,519,710)	(417,870)	$ (415,423)	(4,427,114)	(833,293)	(10,102,266)	(2,907,828)
General and administration	(199,459)		(76,886)		(339,927)	(151,678)	(322,860)	(256,686)
Professional fees	$ (441,530)		(165,518)		$ (1,602,109)	(375,647)	(625,452)	(282,875)
As Filed [Member]
Amortization and depreciation			62,079			124,155	0	0
Cost of revenue (exclusive of amortization and depreciation shown separately below)							0	0
Total operating expense			440,748			897,737	10,485,075	2,979,398
General and administration							584,434	281,970
Loss from Operations			(417,286)			(832,534)
Marketing			0			0	148,289	96,553
Management compensation							180,000	2,100,000
Professional fees- related party							8,640,000	0
Professional fees							932,352	500,875
Net loss						(709,669)		(2,907,828)
Cost of revenue							133,508	1,893
General and administration							(584,434)	(281,970)
Professional fees							(932,352)	(500,875)
As Reclassified [Member]
Cost of revenue							0	0
Amortization and depreciation			62,079			124,155	248,510	803
Cost of revenue (exclusive of amortization and depreciation shown separately below)							193,876	56,338
Total operating expense			445,641			916,484	10,618,583	2,981,291
General and administration			76,886			151,678	322,860	256,686
Loss from Operations			(417,286)			(832,534)
Marketing			28,217			39,818	148,289	96,553
Management compensation							180,000	2,100,000
Professional fees- related party							8,899,596	188,036
Professional fees							625,452	282,875
General and administration			(76,886)			(151,678)	(322,860)	(256,686)
Professional fees							(625,452)	(282,875)
Adjustment [Member]
Amortization and depreciation							248,510	803
Cost of revenue (exclusive of amortization and depreciation shown separately below)							193,876	56,338
Total operating expense							133,508	1,893
General and administration							261,574	25,284
Marketing							0	0
Management compensation							0	0
Professional fees- related party							259,596	188,036
Professional fees							306,900	218,000
Net loss								0
Cost of revenue							(133,508)	(1,893)
General and administration							(261,574)	(25,284)
Professional fees							$ (306,900)	$ (218,000)
As Filed [Member]
Amortization and depreciation			267			531
Total operating expense			378,936			774,113
Loss from Operations			(355,474)			(708,910)
Net loss			(356,058)			(709,669)
Adjustment [Member]
Amortization and depreciation			61,812			123,624
Total operating expense			61,812			123,624
Loss from Operations			(61,812)			(123,624)
Net loss			(61,812)			(123,624)
As Restated [Member]
Amortization and depreciation			62,079			124,155
Total operating expense			440,748			897,737
Loss from Operations			(417,286)			(832,534)
Net loss			$ (417,870)			$ (833,293)